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                      NEW ENGLAND LIFE INSURANCE COMPANY

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                                  SUPPLEMENT
                            DATED JANUARY 22, 2001
                                      TO
               PROSPECTUSES DATED MAY 1, 2000, NOVEMBER 13, 2000
                                AND MAY 1, 1988

                      METROPOLITAN LIFE INSURANCE COMPANY

                       THE NEW ENGLAND VARIABLE ACCOUNT

                                  SUPPLEMENT
                            DATED JANUARY 22, 2001
                                      TO
                         PROSPECTUS DATED MAY 1, 2000

PROPOSED SUBSTITUTION. New England Life Insurance Company ("NELICO"), Metropolitan Life Insurance Company ("MetLife"), and other applicants filed an application (the "Application") with the Securities and Exchange Commission (the "SEC") on December 19, 2000 seeking an order approving the substitution of certain shares currently held by subaccounts of New England Variable Life Separate Account and The New England Variable Account. To the extent required by law, approval of the substitution will also be obtained from the state insurance regulators in certain jurisdictions.

NELICO and MetLife propose to substitute Class A shares of the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. for shares of the Westpeak Stock Index Series of the New England Zenith Fund. THE EFFECT OF THE PROPOSED SHARE SUBSTITUTION WOULD BE TO REPLACE THE WESTPEAK STOCK INDEX SERIES AS AN INVESTMENT OPTION UNDER YOUR CONTRACT WITH THE METLIFE STOCK INDEX PORTFOLIO. The investment objective of the MetLife Stock Index Portfolio is to equal the performance of the S&P 500 Index. You will receive a prospectus for the MetLife Stock Index Portfolio prior to the substitution.

Until 30 days after the substitution, you can make one transfer of contract value in the Westpeak Stock Index Subaccount (before the substitution) or the MetLife Stock Index Subaccount (after the substitution) to any other subaccount without that transfer counting toward the number permitted under your contract (without charge, if relevant).

If the proposed substitution is carried out, we will send you a notice informing you about the substitution and the transfer rights described above.

                                     * * *

This supplement should be retained with your Prospectus for future reference.

VL-157-01